UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     GEORGE WYPER*
Address:  477 MADISON AVENUE, SUITE 530
          NEW YORK, NY 10022

13 File Number: 28-7818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      GEORGE U. WYPER
Title:     Managing Member
Phone:     212-419-1300
Signature, Place and Date of Signing:

    GEORGE U. WYPER  April 30, 2010


Report Type (Check only one.):
[  ]        13F HOLDINGS REPORT.
[X ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.



LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

 No.  13F File Number     Name
 01    28-7816            WYPER PARTNERS, L.L.C. *
*March 31, 2010 will be the final 13F filing for either filer
28-7816 or 28-7818, as neither filer will hold any 13F securities after this date.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934